James Advantage Funds

(the “Trust”)

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(the “Fund(s)”)

Supplement dated November 25, 2025 to the

Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2025

The table entitled “Securities Ownership of Portfolio Managers: as of June 30, 2025” in the section entitled “PORTFOLIO MANAGERS” on page 31 on the SAI is hereby deleted in its entirety and replaced with the following:

Securities Ownership of Portfolio Managers: As of June 30, 2025

Portfolio Manager	Fund	Dollar Range
R. Brian Culpepper, CMFC, CKA	James Aggressive Allocation Fund	$100,001 - $500,000
	James Balanced: Golden Rainbow Fund	$500,001 - $1,000,000
	James Micro-Cap Fund	$100,001 - $500,000
	James Small Cap Fund	$100,001 - $500,000
Brian P. Shepardson, CFA	James Aggressive Allocation Fund	$100,001 - $500,000
	James Balanced: Golden Rainbow Fund	$100,001 - $500,000
	James Micro-Cap Fund	$100,001 - $500,000
	James Small Cap Fund	$100,001 - $500,000
Trent D. Dysert, CFA	James Aggressive Allocation Fund	$100,001 - $500,000
	James Balanced: Golden Rainbow Fund	$100,001 - $500,000
	James Micro-Cap Fund	$100,001 - $500,000
	James Small Cap Fund	$100,001 - $500,000

*	R. Brian Culpepper is a co-trustee of the James Investment Research Profit Sharing Plan (the “Plan”). As a result, Mr. Culpepper may be deemed to beneficially own the shares owned by the Plan. Shares indicated as owned by Mr. Culpepper include shares in his account of the Plan, but do not include any other shares of the Plan.

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference. For a free paper or electronic copy of the Funds’ SAI, including any supplements thereto, and other information, go to https://www.jamesinvestment.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.